UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5896


                               Scudder Target Fund
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Retirement Fund Series V
Investment Portfolio as of October 31, 2004 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------

                                                                                         Shares               Value ($)
                                                                                  -------------------------------------
Common Stocks 41.4%
Consumer Discretionary 4.5%
Media 2.2%
Comcast Corp. "A"*                                                                        9,500                275,880
Interpublic Group of Companies, Inc.*                                                    15,400                188,804
Time Warner, Inc.*                                                                       29,400                489,216
Viacom, Inc. "B"                                                                         10,621                387,560
                                                                                                           -----------
                                                                                                             1,341,460

Multiline Retail 0.9%
Dollar General Corp.                                                                      8,500                163,625
Target Corp.                                                                              8,400                420,168
                                                                                                           -----------
                                                                                                               583,793

Specialty Retail 1.4%
Sherwin-Williams Co.                                                                      4,700                200,784
Staples, Inc.                                                                            13,100                389,594
The Gap, Inc.                                                                            12,700                253,746
                                                                                                           -----------
                                                                                                               844,124

Consumer Staples 3.3%
Beverages 1.1%
Anheuser-Busch Companies, Inc.                                                            3,000                149,850
PepsiCo, Inc.                                                                             6,850                339,623
The Coca-Cola Co.                                                                         4,200                170,772
                                                                                                           -----------
                                                                                                               660,245

Food & Drug Retailing 0.8%
Safeway, Inc.*                                                                            7,300                133,152
Wal-Mart Stores, Inc.                                                                     7,000                377,440
                                                                                                           -----------
                                                                                                               510,592

Food Products 0.7%
Dean Foods Co.*                                                                           3,000                 89,550
General Mills, Inc.                                                                       2,900                128,325
Hershey Foods Corp.                                                                       3,900                197,691
                                                                                                           -----------
                                                                                                               415,566

Personal Products 0.4%
Avon Products, Inc.                                                                       6,300                249,165
                                                                                                           -----------
Tobacco 0.3%
Altria Group, Inc.                                                                        3,700                179,302
                                                                                                           -----------
Energy 3.3%
Energy Equipment & Services 0.4%
Baker Hughes, Inc.                                                                        5,500                235,565
                                                                                                           -----------
Oil & Gas 2.9%
ChevronTexaco Corp.                                                                       6,600                350,196
Devon Energy Corp.                                                                        2,800                207,116
ExxonMobil Corp.                                                                         24,682              1,214,848
                                                                                                           -----------
                                                                                                             1,772,160

Financials 7.7%
Banks 2.0%
Bank of America Corp.                                                                    13,400                600,186
US Bancorp.                                                                               7,200                205,992
Wachovia Corp.                                                                            9,000                442,890
                                                                                                           -----------
                                                                                                             1,249,068

Capital Markets 1.5%
Lehman Brothers Holdings, Inc.                                                            4,100                336,815
Morgan Stanley                                                                           11,300                577,317
                                                                                                           -----------
                                                                                                               914,132

Diversified Financial Services 2.3%
Citigroup, Inc.                                                                          19,500                865,215
Fannie Mae                                                                                2,800                196,420
JPMorgan Chase & Co.                                                                      8,400                324,240
                                                                                                           -----------
                                                                                                             1,385,875

Insurance 1.9%
Ambac Financial Group, Inc.                                                               3,100                241,986
American International Group, Inc.                                                        6,900                418,899
Hartford Financial Services Group, Inc.                                                   4,000                233,920
MetLife, Inc.                                                                             7,200                276,120
                                                                                                           -----------
                                                                                                             1,170,925

Health Care 5.1%
Biotechnology 0.7%
Amgen, Inc.*                                                                              7,200                408,960
                                                                                                           -----------
Health Care Equipment & Supplies 0.9%
Biomet, Inc.                                                                              7,200                336,096
Guidant Corp.                                                                             3,400                226,508
                                                                                                           -----------
                                                                                                               562,604

Health Care Providers & Services 0.6%
Anthem, Inc.*                                                                             1,800                144,720
Caremark Rx, Inc.*                                                                        6,900                206,793
                                                                                                           -----------
                                                                                                               351,513

Pharmaceuticals 2.9%
Allergan, Inc.                                                                            3,000                214,680
Eli Lilly & Co.                                                                           2,800                153,748
Johnson & Johnson                                                                         9,588                559,747
Pfizer, Inc.                                                                             25,300                732,435
Wyeth                                                                                     3,600                142,740
                                                                                                           -----------
                                                                                                             1,803,350

Industrials 5.6%
Aerospace & Defense 1.5%
Honeywell International, Inc.                                                            11,200                377,216
United Technologies Corp.                                                                 5,600                519,792
                                                                                                           -----------
                                                                                                               897,008

Industrial Conglomerates 2.8%
3M Co.                                                                                    3,900                302,523
General Electric Co.                                                                     31,000              1,057,720
Tyco International Ltd.                                                                  12,300                383,145
                                                                                                           -----------
                                                                                                             1,743,388

Machinery 1.3%
Deere & Co.                                                                               4,700                280,966
Parker-Hannifin Corp.                                                                     7,300                515,599
                                                                                                           -----------
                                                                                                               796,565

Information Technology 7.6%
Communications Equipment 1.3%
Cisco Systems, Inc.*                                                                     29,000                557,090
Motorola, Inc.                                                                           13,900                239,914
                                                                                                           -----------
                                                                                                               797,004

Computers & Peripherals 1.8%
Dell, Inc.*                                                                               9,100                319,046
EMC Corp.*                                                                               26,800                344,916
International Business Machines Corp.                                                     4,600                412,850
                                                                                                           -----------
                                                                                                             1,076,812

Internet Software & Services 0.3%
Yahoo!, Inc.*                                                                             5,800                209,902
                                                                                                           -----------
IT Consulting & Services 0.3%
Accenture Ltd. "A"*                                                                       8,700                210,627
                                                                                                           -----------
Semiconductors & Semiconductor Equipment 1.0%
Altera Corp.*                                                                             7,800                177,294
Analog Devices, Inc.                                                                      4,100                165,066
Texas Instruments, Inc.                                                                  11,700                286,065
                                                                                                           -----------
                                                                                                               628,425

Software 2.9%
Microsoft Corp.                                                                          36,700              1,027,233
Oracle Corp.*                                                                            31,000                392,460
Symantec Corp.*                                                                           3,500                199,290
VERITAS Software Corp.*                                                                   6,500                142,220
                                                                                                           -----------
                                                                                                             1,761,203

Materials 1.5%
Chemicals 0.8%
E.I. du Pont de Nemours & Co.                                                             4,700                201,489
Monsanto Co.                                                                              6,400                273,600
                                                                                                           -----------
                                                                                                               475,089

Metals & Mining 0.3%
Alcoa, Inc.                                                                               6,600                214,500
                                                                                                           -----------
Paper & Forest Products 0.4%
Georgia-Pacific Corp.                                                                     7,700                266,343
                                                                                                           -----------
Telecommunication Services 1.2%
Diversified Telecommunication Services
ALLTEL Corp.                                                                              3,600                197,748
Sprint Corp.                                                                              9,300                194,835
Verizon Communications, Inc.                                                              9,200                359,720
                                                                                                           -----------
                                                                                                               752,303

Utilities 1.6%
Electric Utilities
Entergy Corp.                                                                             3,600                235,296
Exelon Corp.                                                                              9,500                376,390
PG&E Corp.*                                                                               7,200                230,688
TXU Corp.                                                                                 2,700                165,294
                                                                                                           -----------
                                                                                                             1,007,668


Total Common Stocks (Cost $20,473,885)                                                                      25,475,236
                                                                                                           -----------
                                                                                     Principal
                                                                                     Amount ($)             Value ($)
                                                                                     ----------             ---------

US Government Backed 58.5% US Treasury STRIPs:
Principal Only, 1.62%**, 11/15/2004 (b)                                              25,945,000             25,927,669
Principal Only, 1.857%**, 11/15/2004                                                 10,050,000             10,042,231
                                                                                                           -----------
Total US Government Backed (Cost $35,894,172)                                                               35,969,900


                                                                                         Shares               Value ($)

Securities Lending Collateral 9.0%
Daily Assets Fund Institutional 1.80% (c)(d)
(Cost $5,504,250)                                                                     5,504,250              5,504,250

Cash Equivalents 0.3%
Scudder Cash Management QP Trust 1.80% (a)
(Cost $211,190)                                                                         211,190                211,190

                                                                                                           -----------
                                                                                         % of
                                                                                       Net Assets           Value ($)
                                                                                       ----------           ---------

Total Investment Portfolio  (Cost $62,083,497)                                            109.2             67,160,576
Other Assets and Liabilities, Net                                                          -9.2             -5,661,603
                                                                                                           -----------
Net Assets                                                                                100.0             61,498,973
                                                                                                           ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

** Bond equivalent yield to maturity; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2004, amounted to $5,396,508, which is 8.8% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Retirement Fund - Series V


By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Retirement Fund - Series V

By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004